Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)		Sep. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents		$ 41,517,031	$ 10,279,497
Restricted Cash		7,996,332	3,746,371
LOANS:
Direct Cash Loans		694,085,044	651,085,493
Real Estate Loans		36,017,098	31,655,000
Sales Finance Contracts		69,209,399	50,693,568
Loans, Total		799,311,541	733,434,061
Unearned Finance Charges		109,893,746	98,377,069
Unearned Insurance Premiums and Commissions		52,676,212	49,949,190
Allowance for Loan Losses		48,500,000	43,000,000
Net Loans		588,241,583	542,107,802
INVESTMENT SECURITIES:
Available for Sale, at fair value		209,876,729	212,199,716
Held to Maturity, at amortized cost		380,943	787,987
Other Investments and Securities, at Cost		210,257,672	212,987,703
Other Assets		57,094,014	27,246,364
ASSETS, Total		905,106,632	796,367,737
LIABILITIES AND STOCKHOLDERS' EQUITY
Senior Debt		559,263,856	500,322,650
Accrued Expenses and Other Liabilities		56,991,441	24,914,479
Subordinated Debt		28,474,992	30,270,450
LIABILITIES, Total		644,730,289	555,507,579
COMMITMENTS AND CONTINGENCIES	[1]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		0	0
Accumulated Other Comprehensive Income		10,020,955	(319,979)
Retained Earnings		250,185,388	241,082,137
Stockholders' Equity, Total		260,376,343	240,860,158
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		905,106,632	796,367,737
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		$ 0	$ 0

[1]	Note 6.